Income Taxes - Tax Rate Reconciliation (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Income tax benefit at U.S. federal statutory rate	21.00%	21.00%	21.00%
State income tax benefit, net of federal benefit		3.30%	4.20%
Stock warrant valuation		(2.20%)	(10.20%)
Goodwill impairment		(7.70%)
Stock-based compensation		(13.00%)
Other permanent differences		(4.30%)	(0.60%)
Change in state tax rate		(0.80%)	(0.30%)
Foreign rate differential			0.50%
Net operating loss true up		0.30%
Other adjustments		2.30%	1.40%
Change in valuation allowance		1.40%	(15.20%)
Effective income tax rate		0.30%	0.80%